FIRSTHAND FUNDS
125 SOUTH MARKET STREET, SUITE 1300
SAN JOSE, CA 95113

May 5, 2009

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:       Firsthand Funds
File No. 33-73832 and 811-08268
Rule 497(j) Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify on behalf of Firsthand Funds (the “Trust”), in connection with the four individual series of the Trust: Technology Value Fund, Technology Leaders Fund, e-Commerce Fund, and Alternative Energy Fund (the “Funds”), that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) by the Trust on behalf of the Funds does not differ from that contained in Post-Effective Amendment No. 40 to the Trust’s registration statement on Form N-1A (the “Amendment”).  The Amendment was filed electronically on April 30, 2009.

Please do not hesitate to contact the undersigned at (408) 521-4138 if you have questions, or if you require anything further in connection with this filing.

Very truly yours,

/s/ Kelvin Leung
Kelvin Leung
General Counsel,
Firsthand Capital Management, Inc.

cc: David Hearth, Esq.